Financial Instruments (Details) (USD $)	3 Months Ended	12 Months Ended												3 Months Ended		12 Months Ended				3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Interest rate caps	Dec. 31, 2012 Interest rate caps	Mar. 31, 2013 Foreign exchange forward contracts	Dec. 31, 2012 Foreign exchange forward contracts	Mar. 31, 2013 Foreign exchange options	Dec. 31, 2012 Foreign exchange options	Mar. 31, 2013 Level 2	Dec. 31, 2012 Level 2	Dec. 31, 2011 Level 2	Mar. 31, 2013 Recurring Derivatives not designated as hedging instruments	Mar. 31, 2012 Recurring Derivatives not designated as hedging instruments	Dec. 31, 2012 Recurring Derivatives not designated as hedging instruments	Dec. 31, 2011 Recurring Derivatives not designated as hedging instruments	Dec. 31, 2012 Recurring Derivatives not designated as hedging instruments Gasoline swaps	Dec. 31, 2011 Recurring Derivatives not designated as hedging instruments Gasoline swaps	Mar. 31, 2013 Recurring Derivatives not designated as hedging instruments Interest rate caps	Mar. 31, 2012 Recurring Derivatives not designated as hedging instruments Interest rate caps	Dec. 31, 2012 Recurring Derivatives not designated as hedging instruments Interest rate caps	Dec. 31, 2011 Recurring Derivatives not designated as hedging instruments Interest rate caps	Mar. 31, 2013 Recurring Derivatives not designated as hedging instruments Foreign exchange forward contracts	Mar. 31, 2012 Recurring Derivatives not designated as hedging instruments Foreign exchange forward contracts	Dec. 31, 2012 Recurring Derivatives not designated as hedging instruments Foreign exchange forward contracts	Dec. 31, 2011 Recurring Derivatives not designated as hedging instruments Foreign exchange forward contracts	Mar. 31, 2013 Recurring Derivatives not designated as hedging instruments Foreign exchange options	Mar. 31, 2012 Recurring Derivatives not designated as hedging instruments Foreign exchange options	Dec. 31, 2012 Recurring Derivatives not designated as hedging instruments Foreign exchange options	Dec. 31, 2011 Recurring Derivatives not designated as hedging instruments Foreign exchange options	Dec. 31, 2012 Recurring Derivatives not designated as hedging instruments Interest rate swaps	Dec. 31, 2011 Recurring Derivatives not designated as hedging instruments Interest rate swaps	Mar. 31, 2013 Recurring Level 1 Derivatives not designated as hedging instruments	Dec. 31, 2012 Recurring Level 1 Derivatives not designated as hedging instruments	Dec. 31, 2011 Recurring Level 1 Derivatives not designated as hedging instruments	Dec. 31, 2012 Recurring Level 1 Derivatives not designated as hedging instruments Gasoline swaps	Dec. 31, 2011 Recurring Level 1 Derivatives not designated as hedging instruments Gasoline swaps	Mar. 31, 2013 Recurring Level 1 Derivatives not designated as hedging instruments Interest rate caps	Dec. 31, 2012 Recurring Level 1 Derivatives not designated as hedging instruments Interest rate caps	Dec. 31, 2011 Recurring Level 1 Derivatives not designated as hedging instruments Interest rate caps	Mar. 31, 2013 Recurring Level 1 Derivatives not designated as hedging instruments Foreign exchange forward contracts	Dec. 31, 2012 Recurring Level 1 Derivatives not designated as hedging instruments Foreign exchange forward contracts	Dec. 31, 2011 Recurring Level 1 Derivatives not designated as hedging instruments Foreign exchange forward contracts	Mar. 31, 2013 Recurring Level 1 Derivatives not designated as hedging instruments Foreign exchange options	Dec. 31, 2012 Recurring Level 1 Derivatives not designated as hedging instruments Foreign exchange options	Dec. 31, 2011 Recurring Level 1 Derivatives not designated as hedging instruments Foreign exchange options	Mar. 31, 2013 Recurring Level 2	Dec. 31, 2012 Recurring Level 2	Dec. 31, 2011 Recurring Level 2	Mar. 31, 2013 Recurring Level 2 Derivatives not designated as hedging instruments	Dec. 31, 2012 Recurring Level 2 Derivatives not designated as hedging instruments	Dec. 31, 2011 Recurring Level 2 Derivatives not designated as hedging instruments	Dec. 31, 2012 Recurring Level 2 Derivatives not designated as hedging instruments Gasoline swaps	Dec. 31, 2011 Recurring Level 2 Derivatives not designated as hedging instruments Gasoline swaps	Mar. 31, 2013 Recurring Level 2 Derivatives not designated as hedging instruments Interest rate caps	Dec. 31, 2012 Recurring Level 2 Derivatives not designated as hedging instruments Interest rate caps	Dec. 31, 2011 Recurring Level 2 Derivatives not designated as hedging instruments Interest rate caps	Mar. 31, 2013 Recurring Level 2 Derivatives not designated as hedging instruments Foreign exchange forward contracts	Dec. 31, 2012 Recurring Level 2 Derivatives not designated as hedging instruments Foreign exchange forward contracts	Dec. 31, 2011 Recurring Level 2 Derivatives not designated as hedging instruments Foreign exchange forward contracts	Mar. 31, 2013 Recurring Level 2 Derivatives not designated as hedging instruments Foreign exchange options	Dec. 31, 2012 Recurring Level 2 Derivatives not designated as hedging instruments Foreign exchange options	Dec. 31, 2011 Recurring Level 2 Derivatives not designated as hedging instruments Foreign exchange options	Dec. 31, 2011 Recurring Level 2 Derivatives not designated as hedging instruments Interest rate swaps	Mar. 31, 2013 Recurring Level 3 Derivatives not designated as hedging instruments	Dec. 31, 2012 Recurring Level 3 Derivatives not designated as hedging instruments	Dec. 31, 2011 Recurring Level 3 Derivatives not designated as hedging instruments	Dec. 31, 2012 Recurring Level 3 Derivatives not designated as hedging instruments Gasoline swaps	Dec. 31, 2011 Recurring Level 3 Derivatives not designated as hedging instruments Gasoline swaps	Mar. 31, 2013 Recurring Level 3 Derivatives not designated as hedging instruments Interest rate caps	Dec. 31, 2012 Recurring Level 3 Derivatives not designated as hedging instruments Interest rate caps	Dec. 31, 2011 Recurring Level 3 Derivatives not designated as hedging instruments Interest rate caps	Mar. 31, 2013 Recurring Level 3 Derivatives not designated as hedging instruments Foreign exchange forward contracts	Dec. 31, 2012 Recurring Level 3 Derivatives not designated as hedging instruments Foreign exchange forward contracts	Dec. 31, 2011 Recurring Level 3 Derivatives not designated as hedging instruments Foreign exchange forward contracts	Mar. 31, 2013 Recurring Level 3 Derivatives not designated as hedging instruments Foreign exchange options	Dec. 31, 2012 Recurring Level 3 Derivatives not designated as hedging instruments Foreign exchange options	Dec. 31, 2011 Recurring Level 3 Derivatives not designated as hedging instruments Foreign exchange options	Mar. 31, 2013 Recurring Total Derivatives not designated as hedging instruments	Dec. 31, 2012 Recurring Total Derivatives not designated as hedging instruments	Dec. 31, 2011 Recurring Total Derivatives not designated as hedging instruments	Dec. 31, 2012 Recurring Total Derivatives not designated as hedging instruments Gasoline swaps	Dec. 31, 2011 Recurring Total Derivatives not designated as hedging instruments Gasoline swaps	Mar. 31, 2013 Recurring Total Derivatives not designated as hedging instruments Interest rate caps	Dec. 31, 2012 Recurring Total Derivatives not designated as hedging instruments Interest rate caps	Dec. 31, 2011 Recurring Total Derivatives not designated as hedging instruments Interest rate caps	Mar. 31, 2013 Recurring Total Derivatives not designated as hedging instruments Foreign exchange forward contracts	Dec. 31, 2012 Recurring Total Derivatives not designated as hedging instruments Foreign exchange forward contracts	Dec. 31, 2011 Recurring Total Derivatives not designated as hedging instruments Foreign exchange forward contracts	Mar. 31, 2013 Recurring Total Derivatives not designated as hedging instruments Foreign exchange options	Dec. 31, 2012 Recurring Total Derivatives not designated as hedging instruments Foreign exchange options	Dec. 31, 2011 Recurring Total Derivatives not designated as hedging instruments Foreign exchange options	Dec. 31, 2011 Recurring Total Derivatives not designated as hedging instruments Interest rate swaps
Fair Value of Derivative Instruments
Asset Derivatives	$ 5,200	$ 4,500			$ 800	$ 900	$ 2,700	$ 3,400	$ 100	$ 200				$ 5,200,000		$ 4,500,000	$ 5,000,000	$ 0	$ 0	$ 800,000		$ 900,000	$ 500,000	$ 2,700,000		$ 3,400,000	$ 4,400,000	$ 100,000		$ 200,000	$ 100,000	$ 0	$ 0	$ 0	$ 0	$ 33,200,000			$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0				$ 5,200,000	$ 4,500,000	$ 5,000,000			$ 800,000	$ 900,000	$ 500,000	$ 2,700,000	$ 3,400,000	$ 4,400,000	$ 100,000	$ 200,000	$ 100,000		$ 0	$ 0	$ 0			$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 5,200,000	$ 4,500,000	$ 38,200,000			$ 800,000	$ 900,000	$ 500,000	$ 2,700,000	$ 3,400,000	$ 4,400,000	$ 100,000	$ 200,000	$ 100,000
Liability Derivatives	5,200	5,500			800	900	4,400	4,500						5,200,000		5,500,000	2,900,000	100,000	400,000	800,000		900,000	400,000	4,400,000		4,500,000	1,900,000	0		0	0	0	200,000	0	0	0	0	0	0	0	0	0	0	0							5,200,000	5,500,000	2,900,000	100,000	400,000	800,000	900,000	400,000	4,400,000	4,500,000	1,900,000				200,000	0	0	0	0	0	0	0	0	0	0	0				5,200,000	5,500,000		100,000	400,000	800,000	900,000	400,000	4,400,000	4,500,000	1,900,000				200,000
Amount of Gain or (Loss) Recognized in Income on Derivatives		8,470,000	0	0										5,800,000	(3,600,000)	(15,500,000)	(8,600,000)	700,000	2,600,000	100,000	0	(800,000)	0	4,100,000	(5,400,000)	(15,400,000)	(11,000,000)	(100,000)	0	0	(200,000)
Marketable Securities
Available-for-sale marketable equity securities included in prepaid expenses and other assets at fair value																																				33,200,000																	0															0														33,200,000
Debt
Maximum initial maturity period of borrowings	90 days	90 days
Aggregate fair value of all debt											16,413,400,000	15,529,400,000	11,092,400,000
Aggregate carrying value of all debt	$ 950,000,000	$ 1,419,000,000	$ 0																																													$ 15,862,300,000	$ 14,999,100,000	$ 10,925,600,000